CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Net sales
Products	$ 105,988		$ 141,138		$ 160,688
Services	23,432		23,301		26,040
Total net sales	129,420		164,439		186,728
Cost of net sales
Products	84,988		99,888		95,854
Services	22,304		24,331		22,716
Gross profit	22,128		40,220		68,158
Operating expenses:
Selling, general and administrative	24,515		37,626		52,457
Research and development	11,686		14,520		28,131
Amortization of intangible assets					516
Restructuring					358
Net loss on divestitures			1,307		16,239
Total operating expenses	36,201		53,453		97,701
Operating loss	(14,073)		(13,233)		(29,543)
Interest income	589		511		2,612
Interest expense	(88)		(151)		(240)
Other income (expense), net	(2,249)		11,480		(2,973)
Equity losses of associates	(8,878)		(9,586)
Investment impairment	(3,947)		(9,400)		(3,043)
Loss before income taxes	(28,646)		(20,379)		(33,187)
Income tax expense	(1,618)		(2,351)		(2,392)
Net loss	(30,264)		(22,730)		(35,579)
Net loss attributable to non-controlling interests			9		1,194
Net loss attributable to UTStarcom Holdings Corp.	(30,264)		(22,721)		(34,385)
Net loss per share attributable to UTStarcom Holdings Corp.-Basic	$ (0.81)		$ (0.58)		$ (0.71)
Net loss per share attributable to UTStarcom Holdings Corp.-Diluted	$ (0.81)		$ (0.58)		$ (0.71)
Weighted average shares outstanding-Basic (in shares)	37,380		39,127		48,513
Weighted average shares outstanding-Diluted (in shares)	37,380		39,127		48,513
Net loss	(30,264)		(22,730)		(35,579)
Other comprehensive loss, net of tax
Net change in cumulative translation adjustment	(2,781)		(13,759)		(3,272)
Unrealized gain from available-for-sale investments	673
Comprehensive loss	(32,372)		(36,489)		(38,851)
Comprehensive loss attributable to non-controlling interests		[1]	9	[1]	1,194	[1]
Comprehensive loss attributable to UTStarcom Holding Corp.	$ (32,372)		$ (36,480)		$ (37,657)

[1]	Comprehensive loss attributable to non-controlling interests consisted solely of net loss.